Property and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and Equipment

11. Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $

Cost
December 31, 2016	131.9	82.0	166.9	34.0	414.8
Additions	21.2	6.8	29.4	4.7	62.1
Additions arising on acquisitions	0.2	0.1	0.5	-	0.8
Disposals	(33.4)	(24.9)	(16.4)	(3.8)	(78.5)
Transfers	0.1	(0.8)	0.2	0.5	-
Impact of foreign exchange	(3.3)	(1.6)	(5.1)	(1.5)	(11.5)

December 31, 2017	116.7	61.6	175.5	33.9	387.7
Additions	23.2	19.4	79.5	8.1	130.2
Additions arising on acquisitions	1.6	0.7	1.7	0.4	4.4
Disposals	(12.2)	(2.2)	(31.4)	(4.7)	(50.5)
Discontinued operations (note 8)	(11.5)	(0.4)	(1.7)	(2.0)	(15.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	4.9	3.0	7.8	1.4	17.1

December 31, 2018	122.3	82.0	231.2	37.8	473.3

Accumulated depreciation
December 31, 2016	73.1	45.6	64.9	17.3	200.9
Depreciation - continuing operations	16.3	7.5	26.7	1.7	52.2
Depreciation - discontinued operations	1.9	0.1	-	0.4	2.4
Disposals	(32.7)	(25.4)	(15.9)	(2.7)	(76.7)
Impact of foreign exchange	(1.2)	(0.2)	(1.6)	(0.7)	(3.7)

December 31, 2017	57.4	27.6	74.1	16.0	175.1
Depreciation - continuing operations	15.3	6.7	25.9	2.2	50.1
Depreciation - discontinued operations	1.5	-	0.2	0.3	2.0
Disposals	(10.6)	(1.9)	(31.1)	(1.9)	(45.5)
Discontinued operations (note 8)	(3.3)	(0.3)	(0.3)	(0.7)	(4.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	2.3	1.2	2.9	0.4	6.8

December 31, 2018	62.2	33.2	71.5	17.0	183.9

Net book value
December 31, 2017	59.3	34.0	101.4	17.9	212.6

December 31, 2018	60.1	48.8	159.7	20.8	289.4

Leasehold improvements includes construction work in progress of $8.9 (2017 – $3.5) on which depreciation has not started.

Included in the Other category is automotive equipment, buildings, land, financial assets, and an ownership interest in an aircraft.